UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 500 West Putnam Avenue
         3rd Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $169,273 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     8470   891596 SH       SOLE                   891596        0        0
BIGBAND NETWORKS INC           COM              089750509     7564  1471549 SH       SOLE                  1471549        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     8604   351200 SH       SOLE                   351200        0        0
CITIGROUP INC                  COM              172967101     8770   297900 SH  PUT  SOLE                   297900        0        0
COMCAST CORP NEW               CL A             20030N101    15178   831193 SH       SOLE                   831193        0        0
DAKTRONICS INC                 COM              234264109     3549   157227 SH       SOLE                   157227        0        0
GENCORP INC                    COM              368682100     8890   762475 SH       SOLE                   762475        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    10753    50000 SH  PUT  SOLE                    50000        0        0
JP MORGAN CHASE & CO           COM              46625H100    10913   250000 SH  PUT  SOLE                   250000        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113      693    38055 SH       SOLE                    38055        0        0
MERRILL LYNCH & CO INC         COM              590188108     7392   137700 SH  PUT  SOLE                   137700        0        0
MERRILL LYNCH & CO INC         COM              590188108      660    12300 SH  PUT  SOLE                    12300        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     2433   452245 SH       SOLE                   452245        0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105    14384   808100 SH       SOLE                   808100        0        0
POPULAR INC                    COM              733174106      250    23552 SH       SOLE                    23552        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207    22929   282208 SH       SOLE                   282208        0        0
RSC HOLDINGS INC               COM              74972L102     8118   646835 SH       SOLE                   646835        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     9308   370375 SH       SOLE                   370375        0        0
TAL INTL GROUP INC             COM              874083108     3258   143065 SH       SOLE                   143065        0        0
TIME WARNER CABLE INC          CL A             88732J108    15516   562177 SH       SOLE                   562177        0        0
UNITED GUARDIAN INC            COM              910571108     1553   149184 SH       SOLE                   149184        0        0
VOLTAIRE LTD                   ORD SHS          M97613109       88    14267 SH       SOLE                    14267        0        0